RESTATEMENT AND REVISION OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Schedule of restated financial information

		Impact of correction of error
December 31, 2021	As previously reported	Adjustments	As restated

Total assets		$15,297,039	$–	$15,297,039

Total liabilities		11,439,675	–	11,439,675

Mezzanine equity		3,125,004	245,520	3,370,524

Total stockholders' equity		$732,360	$(245,520)	$486,840

	Impact of correction of error
December 31, 2022	As previously reported	Adjustments	As restated

Total assets	$13,344,780	$–	$13,344,780

Total liabilities	10,189,585	–	10,189,585

Mezzanine equity	4,625,002	274,982	4,899,984

Total stockholders' equity	$(1,469,809)	$(274,982)	$(1,744,791)

	Impact of correction of error
March 31, 2023	As previously reported	Adjustments	As restated

Total assets	$14,284,585	$–	$14,284,585

Total liabilities	10,745,097	–	10,745,097

Mezzanine equity	5,171,861	283,118	5,454,979

Total stockholders' equity	$(1,632,373)	$(283,118)	$(1,915,491)

	Impact of correction of error
June 30, 2023	As previously reported	Adjustments	As restated

Total assets	$16,053,519	$–	$16,053,519

Total liabilities	11,672,952	–	11,672,952

Mezzanine equity	5,297,605	291,345	5,588,950

Total stockholders' equity	$(917,038)	$(291,345)	$(1,208,383)

	Impact of correction of error
September 30, 2023	As previously reported	Adjustments	As restated

Total assets	$18,518,727	$–	$18,518,727

Total liabilities	12,102,942	–	12,102,942

Mezzanine equity	5,440,434	299,662	5,740,096

Total stockholders' equity	$975,351	$(299,662)	$675,689

ii. Consolidated statement of operations

	Impact of correction of error
Year ended December 31, 2021	As previously reported	Adjustments	As restated

Net income for the year	$666,293	$–	$666,293
Preferred stock dividends	$(201,782)	$(47,520)	$(249,302)
Net income attributable to common shareholders	$464,511	$(47,520)	$416,991
Basic and diluted earnings (loss) per share for continuing operations	$272	$(28)	$244

	Impact of correction of error
Year ended December 31, 2022	As previously reported	Adjustments	As restated

Net loss for the year	$(5,429,521)	$–	$(5,429,521)
Preferred stock dividends	$(307,188)	$(76,982)	$(384,170)
Net loss attributable to common shareholders	$(5,736,709)	$(76,982)	$(5,813,691)
Basic and diluted earnings (loss) per share for continuing operations	$(994)	$(5)	$(999)

	Impact of correction of error
Three months ended March 31, 2023	As previously reported	Adjustments	As restated

Net loss for the period	$(15,991)	$–	$(15,991)
Preferred stock dividends	$(336,811)	$(8,136)	$(344,947)
Net loss attributable to common shareholders	$(352,802)	$(8,136)	$(360,938)
Basic and diluted earnings (loss) per share for continuing operations	$(30)	$(1)	$(31)

	Impact of correction of error
Three months ended June 30, 2023	As previously reported	Adjustments	As restated

Net income for the period	$816,078	$–	$816,078
Preferred stock dividends	$(125,744)	$(8,227)	$(133,971)
Net income attributable to common shareholders	$690,334	$(8,227)	$682,107
Basic earnings per share for continuing operations	$56	$(1)	$55
Diluted earnings per share for continuing operations	$(21)	$26	$5

	Impact of correction of error
Six months ended June 30, 2023	As previously reported	Adjustments	As restated

Net income for the period	$800,087	$–	$800,087
Preferred stock dividends	$(462,555)	$(16,363)	$(478,918)
Net income attributable to common shareholders	$337,532	$(16,363)	$321,169
Basic earnings per share for continuing operations	$28	$(1)	$27
Diluted earnings per share for continuing operations	$(16)	$20	$4

	Impact of correction of error
Three months ended September 30, 2023	As previously reported	Adjustments	As restated

Net income for the period	$1,981,520	$–	$1,981,520
Preferred stock dividends	$(142,829)	$(8,317)	$(151,146)
Net income attributable to common shareholders	$1,838,691	$(8,317)	$1,830,374
Basic earnings per share for continuing operations	$137	$(1)	$136
Diluted earnings per share for continuing operations	$1	$1	$2

	Impact of correction of error
Nine months ended September 30, 2023	As previously reported	Adjustments	As restated

Net income for the year	$2,781,608	$–	$2,781,608
Preferred stock dividends	$(605,384)	$(24,681)	$(630,065)
Net income attributable to common shareholders	$2,176,224	$(24,681)	$2,151,543
Basic earnings per share for continuing operations	$167	$(2)	$165
Diluted earnings per share for continuing operations	$2	$1	$3